ACCOUNTS RECEIVABLE, NET - Changes in provision (Details) - BRL (R$) R$ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Changes in the PCLD for customer electricity accounts
Opening Balance	R$ 1,668,710	R$ 2,635,209
Total provision	929,640	155,822
(-) Reversal	(33,249)	(66,952)
(-) Write-off	(22,760)	(23,867)
Closing Balance	2,542,341	R$ 2,700,212
Amazonas Energia
Changes in the PCLD for customer electricity accounts
Opening Balance	886,257
Closing Balance	R$ 929,640